Cover Page	May 02, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 02, 2023
Entity Registrant Name	Cyxtera Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39496
Entity Tax Identification Number	84-3743013
Entity Address, Address Line One	2333 Ponce de Leon Boulevard
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	305
Local Phone Number	537-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001794905
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 pershare
Trading Symbol	CYXT
Security Exchange Name	NASDAQ